Audit Information	12 Months Ended
Jul. 31, 2026
Auditor [Line Items]
Auditor Name	Golden Ocean FAC PAC
Auditor Firm ID	7285
Auditor Location	Singapore
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of CTW (the “Company”) and its subsidiaries and variable interest entities (the “Group”) as of July 31, 2026 and 2025, and the related consolidated statements of comprehensive (loss) income, changes in shareholders’ equity, and cash flows for each of the years in the two-year period ended July 31, 2026, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Group as of July 31, 2026 and 2025, and the results of its operations and its cash flows for each of the years in the two-year period ended July 31, 2026, in conformity with accounting principles generally accepted in the United States of America.